22. Financial Risk Management (Details)	12 Months Ended
	Dec. 31, 2017 Kč / € $ / €	Dec. 31, 2016 Kč / € $ / €	Dec. 31, 2015 Kč / € $ / €
CZK
DisclosureOfSignificantExchangeRatesLineItems [Line Items]
Average rate | Kč / €	.03799	.03699	.03666
Spot rate | Kč / €	.03916	.03701	.03701
USD
DisclosureOfSignificantExchangeRatesLineItems [Line Items]
Average rate | $ / €	.88519	.90404	.9019
Spot rate | $ / €	.83382	.94868	.91853